                           [AIM LOGO APPEARS HERE]



                           AIM TAX-EXEMPT CASH FUND

                           Semiannual Report
                           September 30, 1996

The Chairman's Letter

---------------------------
      AIM Tax-Exempt
        Cash Fund's
 4.43% taxable-equivalent
      effective yield
   compared favorably to
          popular
     bank money market
     deposit accounts.
---------------------------






                   Dear Fellow Shareholder:

                   AIM Tax-Exempt Cash Fund continued to produce attractive,
    [PHOTO OF      tax-free income during the six-month period ended September
Charles T. Bauer,  30, 1996. At the close of this period, the Fund posted a
 Chairman of the   seven-day effective annualized yield of 3.05%. Translated to
  Board of the     taxable-equivalent yield, the Fund's seven-day effective
  Fund, APPEARS    annualized yield was 4.43% based on net asset value, and
     HERE.]        adjusted for the highest marginal federal tax rate of 39.6%.
                   The taxable-equivalent yield is calculated in the same manner as the standard yield with an adjustment for the stated, assumed tax rate.
   The Fund's 4.43% taxable-equivalent effective yield compared favorably to popular bank money market deposit accounts. The Bank Rate Monitor, which tracks yields on bank money market deposit accounts, reported the seven-day average yield on those accounts stood at 2.64% as of September 30, 1996. Bank money market deposit accounts are insured by the FDIC as to interest and principal. As with any money market mutual fund, an investment in the Fund is neither insured nor guaranteed by the U.S. government, the FDIC, or a bank, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
   The Fund maintained its strict adherence to an investment discipline of purchasing only securities of superior credit quality. Specifically, the Fund invests only in "Eligible Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940. "Eligible Securities" are securities rated in one of the two highest categories by two nationally recognized statistical rating organizations, or if unrated, are determined by the Fund's Board of Directors to be of comparable quality to a rated security that meets such quality standards.
   The reporting period ended September 30, 1996, was difficult for fixed-income investors. Uncertainty dominated the fixed-income markets as investors became concerned that rapid economic growth would accelerate inflation. The rate of growth of the gross domestic product (GDP) rose to 2.0% in the first quarter of 1996 and 4.7% in the second quarter, its highest level since 1994.
   The primary concern was that the Federal Reserve Board would nudge interest rates higher, and that sent fixed-income markets reeling. However, money market securities resisted the volatility, and short-term interest rates remained stable. Subsequent economic reports suggested that inflation was not threatening. When the Fed met in July, August, and September, it left interest rates unchanged each time.

OUTLOOK
Mounting evidence that the U.S. economy is growing at a reasonable rate and that inflation pressures remain modest has calmed investor concerns, at least for the near term. Recent reports showed that GDP slowed to 2.2% from 4.7% in the second quarter. Many analysts, and the Fed as well, anticipate that the economy will continue to slow in the months ahead.
   While tax reform remains an important issue for municipal securities, we don't believe tax reform will be a factor for several reasons. First, there are no tax-reform bills under consideration by Congress. If a bill is presented, we anticipate lobbying groups will muster an all-out assault on it. Second, the reform most mentioned--a flat tax--actually may result in many lower- and middle-income workers paying higher taxes--hardly a favorable outcome. Third, we think it unlikely that the federal government will raise taxes at the same time it is shifting more of the spending burden to the states.
   We are pleased to send you this report on the performance of AIM Tax-Exempt Cash Fund. As always, we welcome your comments about this report or about this Fund. You may reach us by calling Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours a day, call the AIM Investor Line toll-free at 800-246-5463.

Respectfully submitted,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

Financials

SCHEDULE OF INVESTMENTS

September 30, 1996
(Unaudited)

                                                      RATING(a)        PAR
                                                    S&P     MOODY'S   (000)      VALUE
SHORT-TERM MUNICIPAL SECURITIES-84.19%

ALABAMA-4.54%

Alabama Industrial Development Board (Industrial
  Partners Project); Variable/Fixed Rate Refunding
  Series 1989 RB
  4.00%, 01/01/07(b)(c)                             --      VMIG-1   $ 1,400  $ 1,400,000
-----------------------------------------------------------------------------------------

COLORADO-2.60%

Colorado Housing Finance Authority (Grant Plaza
  Project);
  Multi-Family Mortgage Series 1991 A RB
  3.925%, 11/01/09(b)(c)                            A-1+    Aaa          800      800,000
-----------------------------------------------------------------------------------------

FLORIDA-1.35%

Dade (County of) Health Facilities Authority
  Hospital
  (Baptist Hospital Miami Project); RB
  7.375%, 05/01/97(d)(e)                            AAA     --           400      415,426
-----------------------------------------------------------------------------------------

ILLINOIS-7.05%

Calumet (City of) (Corporate Purpose Bonds);
  Series 1996 C GO
  6.00%, 01/01/97(f)                                --      Aaa          350      352,092
-----------------------------------------------------------------------------------------
Chicago (City of); Series 1996 GO
  3.10%, 02/04/97(b)(d)                             SP-1+   MIG-1        400      399,658
-----------------------------------------------------------------------------------------
Illinois Health Facilities Authority (Franciscan
  Eldercare Project); Adjustable Rate Refunding
  Series 1996 C RB
  3.85%, 05/15/26(b)(c)                             AA-     --         1,420    1,420,000
-----------------------------------------------------------------------------------------
                                                                                2,171,750
-----------------------------------------------------------------------------------------

INDIANA-4.54%

Indianapolis (City of) (Children's Museum Project);
  Economic Development Floating Rate Series 1995 RB
  3.80%, 10/01/25(b)(c)                             AA-     --         1,400    1,400,000
-----------------------------------------------------------------------------------------

IOWA-3.25%

Iowa (State of) School Corporations
  (Corporations of Iowa School Cash Anticipation
  Program);
  Warrant Certificates Series 1995-1996 B TRAN
  4.25%, 01/30/97(f)                                SP-1+   MIG-1      1,000    1,001,256
-----------------------------------------------------------------------------------------

MAINE-3.26%

Maine (State of); TAN
  4.50%, 06/27/97                                   SP-1+   MIG-1      1,000    1,004,300
-----------------------------------------------------------------------------------------

MARYLAND-6.81%

Maryland Industrial Development Financing Authority
  (Liberty Medical Center); Variable Rate
  Demand/Fixed Rate 1989 Issue Refunding RB
  3.85%, 07/01/18(b)(c)                             --      VMIG-1       700      700,000
-----------------------------------------------------------------------------------------

                                                                   Financials

                                                       RATING(a)       PAR
                                                      S&P   MOODY'S   (000)      VALUE
MARYLAND-(CONTINUED)

Maryland (State of) Health and Higher Educational
  Facilities
  Authority (Kaiser Permanente); Series 1995 A RB
  3.90%, 07/01/15(c)                                A-1+    VMIG-1   $ 1,400  $ 1,400,000
-----------------------------------------------------------------------------------------
                                                                                2,100,000
-----------------------------------------------------------------------------------------

MICHIGAN-3.57%

Michigan State Hospital Finance Authority
  (Hospital Equipment Loan Program);
  Adjustable Series 1995 A RB
  3.90%, 12/01/23(b)(c)                             --      VMIG-1       900      900,000
-----------------------------------------------------------------------------------------
Plymouth (Township of) Economic Development Corp.
  (Key International Project);
  Variable Rate Demand Series 1984 RB
  3.70%, 07/01/04(b)(c)(g)                          --      --           200      200,000
-----------------------------------------------------------------------------------------
                                                                                1,100,000
-----------------------------------------------------------------------------------------

MINNESOTA-1.62%

Mankato (City of) (Northern States Power Co.
  Project);
  Series 1985 Floating Collateralized Bonds
  3.95%, 03/01/11(c)                                AA-     A1           500      500,000
-----------------------------------------------------------------------------------------

MONTANA-3.57%

Missoula (County of) (Washington Corp. Project);
  Floating Rate Monthly Demand Series 1984 IDR
  3.72%, 11/01/04(b)(c)(g)                          --      --         1,100    1,100,000
-----------------------------------------------------------------------------------------

NEVADA-3.25%

Clark (County of) (Nevada Power Co. Project);
  Refunding Series 1995C IDR
  3.95%, 10/01/30(b)(c)                             A-1+    --         1,000    1,000,000
-----------------------------------------------------------------------------------------

NEW HAMPSHIRE-4.54%

New Hampshire (State of) (Higher Education and
  Health Facilities); Variable Rate Hospital Series
  1985 C RB
  3.85%, 12/01/25(c)(f)                             A-1     Aaa        1,400    1,400,000
-----------------------------------------------------------------------------------------

NORTH CAROLINA-4.22%

New Hanover County Industrial Facilities and
  Pollution Control Financing Authority (Gang-Nail
  Systems, Inc. Project);
  Series 1984 IDR
  3.50%, 12/01/99(b)(c)                             --      P-1        1,300    1,300,000
-----------------------------------------------------------------------------------------

OHIO-0.97%

Delaware (County of) (Radiation Sterilizers, Inc.);
  Series 1984 IDR
  3.65%, 12/01/04(b)(c)                             A       --           300      300,000
-----------------------------------------------------------------------------------------

Financials

                                                       RATING(a)       PAR
                                                      S&P   MOODY'S   (000)      VALUE
PENNSYLVANIA-6.81%

Delaware (County of) Industrial Development
  Authority
  (Scotfoam Corp. Project);
  Variable Rate Demand Series 1985 IDR
  3.70%, 10/01/05(b)(c)(g)                          --      --       $ 1,000  $ 1,000,000
-----------------------------------------------------------------------------------------
Lehigh (County of) General Purpose Authority
  (Hospital Services Capital Asset Finance
  Program);
  Variable Rate Demand Series A RB
  3.80%, 01/13/97(d)(f)                             A-1     Aaa          900      900,000
-----------------------------------------------------------------------------------------
Pittsburgh (City of) Pennsylvania Public Parking
  Authority; Series 1992 A RB
  4.60%, 12/01/96(f)                                AAA     Aaa          200      200,179
-----------------------------------------------------------------------------------------
                                                                                2,100,179
-----------------------------------------------------------------------------------------

RHODE ISLAND-3.25%

Rhode Island (State of) Industrial Facilities
  Authority (Blackstone Valley Electric Company);
  Variable Rate Series 1984 RB
  3.85%, 12/01/14(b)(c)                             A+      --         1,000    1,000,000
-----------------------------------------------------------------------------------------

TENNESSEE-4.12%

Industrial Development Board of the Metropolitan
  Government of Nashville & Davidson County
  (Amberwood, Ltd. Project);
  Multi-family Housing Series 1993 A RB
  4.15%, 07/01/13(b)(c)                             --      VMIG-1     1,270    1,270,000
-----------------------------------------------------------------------------------------

TEXAS-9.35%

Houston (City of); Water and Sewer Series 1986 RB
  8.20%, 12/01/96(d)(e)                             AAA     Aaa          300      308,030
-----------------------------------------------------------------------------------------
Lower Colorado River Authority; Fifth Supplemental
  Junior Lien Refunding Series RB
  4.10%, 01/01/97(f)                                AAA     Aaa          610      610,144
-----------------------------------------------------------------------------------------
Texas (State of); Series 1996 TRAN
  4.75%, 08/29/97                                   SP-1+   MIG-1        560      563,820
-----------------------------------------------------------------------------------------
Trinity River Industrial Development Authority
  (Radiation Sterilizers, Inc. Project); Variable
  Rate Demand IDR
  3.65%, 11/01/05(b)(c)                             A-1     --         1,400    1,400,000
-----------------------------------------------------------------------------------------
                                                                                2,881,994
-----------------------------------------------------------------------------------------

VIRGINIA-2.60%

Henrico (County of) Virginia Industrial Development
  Authority (Hermitage Project); Variable Rate
  Health Facilities
  Series 1994 IDR
  4.10%, 05/01/24(b)(c)                             --      VMIG-1       800      800,000
-----------------------------------------------------------------------------------------

WASHINGTON-1.62%

Industrial Development Corp. of Port Townsend
  (Port Townsend Paper Corp. Project);
  Series 1988 A Refunding RB
  3.85%, 03/01/09(b)(c)                             --      Aa2          500      500,000
-----------------------------------------------------------------------------------------

                                                                     Financials

                                                     RATING(a)       PAR
                                                    S&P   MOODY'S   (000)      VALUE
WISCONSIN-1.30%

Wisconsin (State of); Operating GO
  4.50%, 06/16/97                                 SP-1+   MIG-1    $   400  $   401,758
---------------------------------------------------------------------------------------
Total Short-Term Municipal Securities                                        25,946,663
---------------------------------------------------------------------------------------
Total Investments (excluding Repurchase Agreement)                           25,946,663
---------------------------------------------------------------------------------------

REPURCHASE AGREEMENT(h)-15.35%

Goldman, Sachs & Co.
  5.75%, 10/01/96(i)(j)                                                       4,729,226
---------------------------------------------------------------------------------------
  TOTAL INVESTMENTS-99.54%                                                   30,675,889(k)
---------------------------------------------------------------------------------------
  OTHER ASSETS LESS LIABILITIES-0.46%                                           142,480
---------------------------------------------------------------------------------------
  NET ASSETS-100.00%                                                        $30,818,369
=======================================================================================

Abbreviations:

GO   -- General Obligation Bonds
IDR  -- Industrial Development Revenue Bonds
RB   -- Revenue Bonds
TAN  -- Tax Anticipation Notes
TRAN -- Tax and Revenue Anticipation Notes

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's").
(b)  Secured by a letter of credit.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 09/30/96.
(d) Subject to an irrevocable call or mandatory put by the issuer. Maturity date and value reflect such call or put.
(e)  Secured by an escrow fund of U.S. Treasury obligations.
(f)  Secured by bond insurance.
(g) Unrated; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(h) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i)  Interest does not qualify as exempt interest for federal tax purposes.
(j) Joint repurchase agreement entered into 09/30/96 with a maturing value of $15,287,969. Collateralized by $15,548,000 U.S. Treasury obligations, 5.875% to 6.00% due 08/15/98 to 02/15/26.
(k)  Cost for Federal income tax purposes is $30,675,312.

See Notes to Financial Statements

Financials

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1996
(Unaudited)

ASSETS:

Investments, excluding repurchase agreement, at value (amortized cost)     $   25,946,663
-----------------------------------------------------------------------------------------
Repurchase agreement                                                            4,729,226
-----------------------------------------------------------------------------------------
Interest receivable                                                               153,138
-----------------------------------------------------------------------------------------
Investment for deferred compensation plan                                          15,432
-----------------------------------------------------------------------------------------
Other assets                                                                       27,196
-----------------------------------------------------------------------------------------
    Total assets                                                               30,871,655
-----------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Dividends                                                                         3,431
-----------------------------------------------------------------------------------------
  Deferred compensation                                                            15,432
-----------------------------------------------------------------------------------------
Accrued advisory fees                                                               8,915
-----------------------------------------------------------------------------------------
Accrued distribution fees                                                           7,661
-----------------------------------------------------------------------------------------
Accrued administrative service fees                                                 1,004
-----------------------------------------------------------------------------------------
Accrued transfer agent fees                                                         3,991
-----------------------------------------------------------------------------------------
Accrued operating expenses                                                         12,852
-----------------------------------------------------------------------------------------
    Total liabilities                                                              53,286
-----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                $   30,818,369
=========================================================================================
Capital stock, $.001 par value per share:
  Authorized                                                                1,000,000,000
-----------------------------------------------------------------------------------------
  Outstanding                                                                  30,823,142
=========================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                   $         1.00
=========================================================================================

See Notes to Financial Statements.

                                                                   Financials

STATEMENT OF OPERATIONS

For the six months ended September 30, 1996
(Unaudited)

INVESTMENT INCOME:

Interest income                                                                $581,541
---------------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                                    52,979
---------------------------------------------------------------------------------------
Custodian fees                                                                    4,982
---------------------------------------------------------------------------------------
Administrative service fees                                                      15,289
---------------------------------------------------------------------------------------
Directors' fees and expenses                                                      2,816
---------------------------------------------------------------------------------------
Transfer agent fees                                                              35,643
---------------------------------------------------------------------------------------
Distribution fees                                                                37,842
---------------------------------------------------------------------------------------
Registration and filing fees                                                      6,246
---------------------------------------------------------------------------------------
Other                                                                            25,729
---------------------------------------------------------------------------------------
       Total expenses                                                           181,526
---------------------------------------------------------------------------------------
Less fee waived by advisor                                                      (22,705)
---------------------------------------------------------------------------------------
       Net expenses                                                             158,821
---------------------------------------------------------------------------------------
Net investment income                                                           422,720
---------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES:

Net realized gain on sales of investment securities                               1,593
---------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities                (164)
---------------------------------------------------------------------------------------
       Net gain on investment securities                                          1,429
---------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $424,149
=======================================================================================

See Notes to Financial Statements.

Financials

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 1996 and the year ended March 31, 1996 (Unaudited)

                                                                SEPTEMBER 30,      MARCH 31,
                                                                    1996             1996
                                                                -------------     -----------
OPERATIONS:

  Net investment income                                          $   422,720      $   861,666
---------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities                  1,593           12,256
---------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities                                                          (164)          (1,694)
---------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations          424,149          872,228
---------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                (422,815)        (838,861)
---------------------------------------------------------------------------------------------
Net increase (decrease) from capital stock transactions              802,692         (383,580)
---------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets                         804,026         (350,213)
---------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                             30,014,343       30,364,556
---------------------------------------------------------------------------------------------
  End of period                                                  $30,818,369      $30,014,343
=============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                     $30,823,142      $30,020,450
---------------------------------------------------------------------------------------------
  Undistributed net investment income                                 31,622           31,717
---------------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of investment
    securities                                                       (36,972)         (38,565)
---------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                       577              741
---------------------------------------------------------------------------------------------
                                                                 $30,818,369      $30,014,343
=============================================================================================

See Notes to Financial Statements.

                                                                   Financials

NOTES TO FINANCIAL STATEMENTS

September 30, 1996
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Cash Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios: AIM Tax-Exempt Cash Fund, AIM Tax-Exempt Bond Fund of Connecticut and the Intermediate Portfolio. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to earn the highest level of current income free from federal income taxes that is consistent with safety of principal and liquidity.
   The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations--The Fund invests only in securities which have maturities of 397 days or less from the date of purchase. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of premiums or original issue discounts.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date, adjusted for amortization of premiums and discounts on investments, and is recorded on the accrual basis. Discounts, other than original issue, are amortized to unrealized appreciation for financial reporting purposes. Dividends to shareholders are declared daily and are paid monthly.
C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $41,305 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets. This agreement requires AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended September 30,1996, the Fund reimbursed AIM $15,289 for such services.
   The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the six months ended September 30, 1996, the Fund paid AFS $18,492 for such services.
   The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. The Company has also adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Fund whereby the Fund

Financials

will pay AIM Distributors up to a maximum annual rate of 0.25% of the Fund's average daily net assets as compensation for services related to the sale and distribution of the Fund's shares. Currently, AIM Distributors has voluntarily elected to waive a portion of its compensation payable by the Fund such that the compensation paid pursuant to the Plan equals 0.10% per annum of the Fund's average daily net assets. This waiver may be rescinded by AIM Distributors at any time without further notice to investors. The Plan provides that of the aggregate amount payable under the Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions may be characterized as a service fee, and that payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund. As a result of AIM Distributors' waiver of compensation due from the Fund, payments to dealers and other financial institutions by that Fund will be limited to 0.10% of the Fund's average daily net assets. During the six months ended September 30, 1996, the Fund paid AIM Distributors $15,137 as compensation pursuant to the Plan.
   Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors. The Fund paid legal fees of $1,488 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Fund's Board of Directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

                                                                   Financials

NOTE 4-CAPITAL STOCK

Changes in capital stock outstanding during the six months ended September 30, 1996 and the year ended March 31, 1996 were as follows:

                                                                    SEPTEMBER 30,                    MARCH 31,
                                                                        1996                           1996
                                                             ---------------------------    ---------------------------
                                                               SHARES          VALUE          SHARES          VALUE
                                                             -----------    ------------    -----------    ------------
Sold                                                          20,275,351    $ 20,275,351     42,892,892    $ 42,892,892
-----------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                              400,046         400,046        808,372         808,372
-----------------------------------------------------------------------------------------------------------------------
Reacquired                                                   (19,872,705)    (19,872,705)   (44,084,844)    (44,084,844)
-----------------------------------------------------------------------------------------------------------------------
                                                                 802,692    $    802,692       (383,580)   $   (383,580)
=======================================================================================================================

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding during the six months ended September 30, 1996, each of the years in the two-year period ended March 31, 1996, the three months ended March 31, 1994 and each of the years in the six-year period ended December 31, 1993.

                                      SEPTEMBER 30,                         MARCH 31,                           DECEMBER 31,
                                      -------------        --------------------------------------------         ------------
                                          1996               1996               1995             1994               1993
                                      -------------        ---------         ---------        ---------         ------------
Net asset value, beginning of period    $  1.00            $    1.00          $   1.00        $    1.00          $     1.00
--------------------------------------  -------            ---------          --------        ---------          ----------
Income from investment operations:
    Net investment income                  0.01                 0.03              0.03            0.004                0.02
--------------------------------------  -------            ---------          --------        ---------          ----------
Less distributions:
    Dividends from net investment
      income                              (0.01)               (0.03)            (0.03)          (0.004)              (0.02)
--------------------------------------  -------            ---------          --------        ---------          ----------
Net asset value, end of period          $  1.00            $    1.00         $    1.00        $    1.00          $     1.00
======================================  =======            =========         =========        =========          ==========
Total return                               2.81%(b)             2.92%             2.54%            1.73%(b)            1.78%
======================================  =======            =========         =========        =========          ==========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s
  omitted)                              $30,818            $  30,014         $  30,365        $  33,658          $   35,230
======================================  =======            =========         =========        =========          ==========
Ratio of expenses to average net
  assets                                   1.05%(c)(d)          1.05%(d)          1.01%(d)         1.00%(b)(d)         1.00%(e)
======================================  =======            =========         =========        =========          ==========
Ratio of net investment income to
  average net assets                       2.79%(c)(d)          2.97%(d)          2.53%(d)         1.75%(b)(d)         1.76%(e)
======================================  =======            =========         =========        =========          ==========

                                                                            DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                           1992(a)            1991             1990             1989             1988
                                         ----------        ----------       ----------       ----------       ----------

Net asset value, beginning of period     $     1.00        $     1.00       $     1.00       $     1.00       $     1.00
--------------------------------------   ----------        ----------       ----------       ----------       ----------
Income from investment operations:
    Net investment income                      0.02              0.04             0.05             0.05             0.05
--------------------------------------   ----------        ----------       ----------       ----------       ----------
Less distributions:
    Dividends from net investment
      income                                  (0.02)            (0.04)           (0.05)           (0.05)           (0.05)
--------------------------------------   ----------        ----------       ----------       ----------       ----------
Net asset value, end of period           $     1.00        $     1.00       $     1.00       $     1.00       $     1.00
======================================   ==========        ==========       ==========       ==========       ==========
Total return                                   2.42%             3.91%            5.17%            5.62%            4.65%
======================================   ==========        ==========       ==========       ==========       ==========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s
  omitted)                               $   41,291        $   43,366       $   43,302       $   45,995       $   51,597
======================================   ==========        ==========       ==========       ==========       ==========
Ratio of expenses to average net
  assets                                       0.98%(f)          0.98%            0.99%            0.93%            0.83%
======================================   ==========        ==========       ==========       ==========       ==========
Ratio of net investment income to
  average net assets                           2.42%(f)          3.87%            5.05%            5.48%            4.54%
======================================   ==========        ==========       ==========       ==========       ==========

(a) The Fund changed investment advisors on June 30, 1992.

(b) Annualized.

(c) Ratios are annualized and based on average daily net assets of $30,190,772.

(d) After waiver of distribution fees. Ratios of expenses and net investment income to average net assets prior to waiver of distribution fees were 1.20% and 2.64%, respectively for the six months ended September 30, 1996, 1.20% and 2.82%, respectively for 1996, 1.16% and 2.38%, respectively for 1995, and 1.14% and 1.61%, respectively for 1994 (annualized).

(e) After waiver of advisory fees and expense reimbursements. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees and expense reimbursements were 1.36% and 1.40%, respectively.

(f) After waiver of advisory fees. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees were 1.00% and 2.40%, respectively.

NOTE 6-SUBSEQUENT EVENT

On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO PLC announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO PLC. AIM Management is the parent company of the Fund's advisor. The merger is conditional on, among other things, approval by the shareholders of INVESCO PLC and AIM Management and the shareholders of the AIM funds and the mutual funds managed by INVESCO PLC, and is expected to take place during the first quarter of 1997.

                                                                    Management's
                                                           Discussion & Analysis


BOARD OF DIRECTORS                            OFFICERS                                      OFFICE OF THE FUND

Charles T. Bauer                              Charles T. Bauer                              11 Greenway Plaza
Chairman and Chief Executive Officer          Chairman                                      Suite 1919
A I M Management Group Inc.                                                                 Houston, TX 77046-1173
                                              Robert H. Graham
Bruce L. Crockett                             President                                     INVESTMENT ADVISOR
Formerly Director, President, and
Chief Executive Officer                       John J. Arthur                                A I M Advisors, Inc.
COMSAT Corporation                            Senior Vice President and Treasurer           11 Greenway Plaza
                                                                                            Suite 1919
Owen Daly II                                  Gary T. Crum                                  Houston, TX 77046-1173
Director                                      Senior Vice President
Cortland Trust Inc.                                                                         TRANSFER AGENT
                                              Carol F. Relihan
Carl Frischling                               Senior Vice President and Secretary           A I M Fund Services, Inc.
Partner                                                                                     P.O. Box 4739
Kramer, Levin, Naftalis & Frankel             Dana R. Sutton                                Houston, TX 77210-4739
                                              Vice President
Robert H. Graham                              and Assistant Treasurer                       CUSTODIAN
President and Chief Operating Officer
A I M Management Group Inc.                   Stuart W. Coco                                The Bank of New York
                                              Vice President                                110 Washington Street
John F. Kroeger                                                                             New York, NY 10286
Formerly Consultant                           Melville B. Cox
Wendell & Stockel Associates, Inc.            Vice President                                COUNSEL TO THE FUND

Lewis F. Pennock                              Karen Dunn Kelley                             Ballard Spahr
Attorney                                      Vice President                                Andrews & Ingersoll
                                                                                            1735 Market Street
Ian W. Robinson                               P. Michelle Grace                             Philadelphia, PA 19103
Consultant; Former Executive                  Assistant Secretary
Vice President and                                                                          COUNSEL TO THE DIRECTORS
Chief Financial Officer                       David L. Kite
Bell Atlantic Management                      Assistant Secretary                           Kramer, Levin, Naftalis & Frankel
Services, Inc.                                                                              919 Third Avenue
                                              Nancy L. Martin                               New York, NY 10022
Louis S. Sklar                                Assistant Secretary
Executive Vice President                                                                    DISTRIBUTOR
Hines Interests                               Ofelia M. Mayo
Limited Partnership                           Assistant Secretary                           A I M Distributors, Inc.
                                                                                            11 Greenway Plaza
                                              Kathleen J. Pflueger                          Suite 1919
                                              Assistant Secretary                           Houston, TX 77046-1173

                                              Samuel D. Sirko
                                              Assistant Secretary

                                              Stephen I. Winer
                                              Assistant Secretary



                                                                            THE AIM FAMILY OF FUNDS--Registered Trademark--

                                                                            AGGRESSIVE GROWTH
                                                                            AIM Aggressive Growth Fund*
                                                                            AIM Capital Development Fund
                                                                            AIM Constellation Fund
                                                                            AIM Global Aggressive Growth Fund

                                                                            GROWTH
                                                                            AIM Blue Chip Fund
                                                                            AIM Global Growth Fund
                                                                            AIM Growth Fund
                                                                            AIM International Equity Fund
                                                                            AIM Value Fund
                                                                            AIM Weingarten Fund

                     [PHOTO OF 11 GREENWAY PLAZA                            GROWTH AND INCOME
                            APPEARS HERE]                                   AIM Balanced Fund
                                                                            AIM Charter Fund

                                                                            INCOME AND GROWTH
                                                                            AIM Global Utilities Fund

                                                                            HIGH CURRENT INCOME
                                                                            AIM High Yield Fund

                                                                            CURRENT INCOME
                                                                            AIM Global Income Fund
                                                                            AIM Income Fund

                                                                            CURRENT TAX-FREE INCOME
                                                                            AIM Municipal Bond Fund
                                                                            AIM Tax-Exempt Bond Fund of CT
                                                                            AIM Tax-Free Intermediate Shares

                                                                            CURRENT INCOME AND HIGH DEGREE
                                                                              OF SAFETY
                                                                            AIM Intermediate Government Fund

                                                                            HIGH DEGREE OF SAFETY AND
                                                                              CURRENT INCOME
                                                                            AIM Limited Maturity Treasury Shares

                                                                            STABILITY, LIQUIDITY, AND
                                                                              CURRENT INCOME
                                                                            AIM Money Market Fund

AIM Management Group Inc. has provided leadership in                        STABILITY, LIQUIDITY, AND
the mutual fund industry since 1976 and currently                             CURRENT TAX-FREE INCOME
manages approximately $59 billion in assets for more                        AIM Tax-Exempt Cash Fund
than 3.5 million shareholders, including individual
investors, corporate clients, and financial institutions.                   *AIM Aggressive Growth Fund was closed to new
The AIM Family of Funds--Registered Trademark-- is                          investors on July 18, 1995. For more complete
distributed nationwide, and AIM today ranks among the                       information about any AIM Fund(s), including
nation's top 15 mutual fund companies in assets under                       sales charges and expenses, ask your financial
management, according to Lipper Analytical Services, Inc.                   consultant or securities dealer for a free
                                                                            prospectus(es). Please read the prospectus(es)
                                                                            carefully before you invest or send money.


[AIM LOGO APPEARS HERE]                                                     ---------------
                                                                               BULK RATE
A I M Distributors, Inc.                                                      U.S. POSTAGE
11 Greenway Plaza, Suite 1919                                                     PAID
Houston, TX 77046                                                             HOUSTON, TX
                                                                            Permit No. 1919
                                                                            ---------------

